Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash Flow from Operating Activities:
Net income	$ 409,331	$ 446,163	$ 422,122
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	211,791	174,795	162,772
Equity-based compensation expense	42,700	44,560	44,578
Deferred income taxes	(2,315)	(26,887)	(6,510)
Excess tax benefit from equity-based compensation	(6,913)	(5,949)	(3,925)
Loss from short-term interest-bearing investments	407	476	1,023
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	(70,859)	39,829	5,540
Prepaid expenses and other current assets	(11,164)	22,690	(1,769)
Other noncurrent assets	2,587	7,406	7,434
Accounts payable, accrued expenses and accrued personnel	59,982	63,894	73,949
Deferred revenue	(49,828)	2,434	(1,967)
Income taxes payable, net	10,112	23,474	1,106
Other noncurrent liabilities	24,403	(20,263)	4,905
Net cash provided by operating activities	620,234	772,622	709,258
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(130,086)	(120,503)	(111,569)
Proceeds from sale of short-term interest-bearing investments	361,960	252,818	379,484
Purchase of short-term interest-bearing investments	(370,742)	(250,184)	(389,800)
Net cash paid for acquisitions	(283,450)	(263,193)	(180,540)
Other	(18,533)	1,408	3,872
Net cash used in investing activities	(440,851)	(379,654)	(298,553)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	200,000	220,000	210,000
Payments under financing arrangements	(220,000)	(210,000)	(200,000)
Repurchase of shares	(413,422)	(454,020)	(372,014)
Proceeds from employee stock option exercises	89,600	78,206	128,125
Payments of dividends	(109,304)	(100,790)	(90,939)
Excess tax benefit from equity-based compensation	6,913	5,949	3,925
Other	(83)	(9)	(725)
Net cash used in financing activities	(446,296)	(460,664)	(321,628)
Net (decrease) increase in cash and cash equivalents	(266,913)	(67,696)	89,077
Cash and cash equivalents at beginning of year	1,035,573	1,103,269	1,014,192
Cash and cash equivalents at end of year	768,660	1,035,573	1,103,269
Cash paid for:
Income taxes, net of refunds	50,407	51,141	59,216
Interest	$ 576	$ 548	$ 628